Shareholders' Equity Part 1 (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Number of shares authorized for issue	61,000,000
Common Stock, authorized (in shares)	60,000,000	60,000,000	60,000,000
Common Stock, par value (in dollars per share)	$ 0.375	$ 0.375	$ 0.375
Preferred Stock, authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred Stock, par value (in dollars per share)	$ 0.02	$ 0.02	$ 0.02
Class of Warrant or Right
Preferred Stock, par value (in dollars per share)	$ 0.02	$ 0.02	$ 0.02
Accumulated Other Comprehensive Loss, Net of Tax
Foreign currency translation adjustments	$ (44,444)	$ (19,371)	$ (44,585)	$ (32,090)
Pension and retiree medical benefits	(5,391)	(5,010)	(3,647)	(6,503)
Cash flow hedge	(88)	(4,045)	103	0
Total Accumulated Other Comprehensive Loss	$ (49,923)	$ (28,426)	$ (48,129)	$ (38,593)
Purchase Rights
Stockholders' Equity Note [Abstract]
Preferred Stock, par value (in dollars per share)	$ 0.02
Class of Warrant or Right
Preferred Share purchase right dividend declared per common share outstanding (in shares)	1
Preferred Stock, par value (in dollars per share)	$ 0.02
Exercise price per each Series A Junior Participating Preferred Stock (in dollars per share)	$ 100
Number of Series A Junior Participating Preferred shares the Rights holder is entitled to purchase (in shares)	0.01
Maximum threshold of common stock ownership	20.00%
Redemption price per right	$ 0.001
Minimum threshold of common stock ownership	10.00%
Preferred Share purchase rights expiration date	Dec. 26, 2016